Performance B.4. People (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Number of permanent employees:
Subsidiaries | employee	13,456	15,742	18,534
Honduras joint venture | employee	729	785	912
Total | employee	14,185	16,527	19,446
Classes of employee benefits expense:
Wages and salaries	$ (421)	$ (463)	$ (372)
Social security	(63)	(73)	(69)
Share based compensation	(50)	(52)	(29)
Pension and other long-term benefit costs	(3)	(3)	(2)
Other employees related costs	(17)	(24)	(22)
Total	(553)	(614)	$ (494)
Severance costs	115	87
Wages and salaries
Classes of employee benefits expense:
Severance costs	94	78
Share based compensation
Classes of employee benefits expense:
Severance costs	$ 21	$ 9